Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
Inventories

	2018	2019
	RMB’000	RMB’000
Pharmaceuticals	1,968	2,780
Medical consumables	19,175	23,340
	21,143	26,120